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ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 30.4%
	AEROSPACE & DEFENSE - 0.2%
468	Howmet Aerospace, Inc.	$ 36,331
215	Woodward, Inc.	37,492
		73,823
	ASSET MANAGEMENT - 0.2%
706	KKR & Company, Inc.	74,299

	AUTOMOTIVE - 0.5%
8,085	Ford Motor Company	101,386
2,050	General Motors Company	95,243
		196,629
	BANKING - 1.5%
47	First Citizens BancShares, Inc., Class A	79,130
1,884	JPMorgan Chase & Company	381,058
1,883	Wells Fargo & Company	111,831
		572,019
	CABLE & SATELLITE - 0.4%
233	Charter Communications, Inc., Class A(a)	69,658
2,064	Comcast Corporation, Class A	80,826
		150,484
	CHEMICALS - 0.2%
611	Celanese Corporation	82,418

	COMMERCIAL SUPPORT SERVICES - 1.6%
271	Cintas Corporation	189,770
2,158	Republic Services, Inc.	419,386
		609,156
	E-COMMERCE DISCRETIONARY - 0.1%
21	MercadoLibre, Inc.(a)	34,511

	ELECTRICAL EQUIPMENT - 0.8%
2,832	Amphenol Corporation, Class A	190,792
1,409	Vertiv Holdings Company	121,977
		312,769

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 30.4% (Continued)
	ENGINEERING & CONSTRUCTION - 0.4%
258	Comfort Systems USA, Inc.	$ 78,463
208	EMCOR Group, Inc.	75,937
		154,400
	ENTERTAINMENT CONTENT - 0.3%
1,006	AppLovin Corporation, Class A(a)	83,720
5,487	Warner Bros Discovery, Inc.(a)	40,823
		124,543
	HEALTH CARE FACILITIES & SERVICES - 2.2%
675	Cardinal Health, Inc.	66,366
1,451	DaVita, Inc.(a)	201,065
333	HCA Healthcare, Inc.	106,986
315	McKesson Corporation	183,973
1,466	Tenet Healthcare Corporation(a)	195,022
499	Universal Health Services, Inc., Class B	92,280
		845,692
	HOME CONSTRUCTION - 0.7%
608	Lennar Corporation, Class A	91,121
1,733	PulteGroup, Inc.	190,803
		281,924
	INDUSTRIAL SUPPORT SERVICES - 0.3%
174	United Rentals, Inc.	112,531

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
1,773	Bank of New York Mellon Corporation (The)	106,185
1,057	Cboe Global Markets, Inc.	179,753
918	CME Group, Inc.	180,479
		466,417
	INSURANCE - 7.0%
482	Allstate Corporation (The)	76,956
1,233	American International Group, Inc.	91,538
3,710	Arch Capital Group Ltd.(a)	374,302
783	Arthur J Gallagher & Company	203,040
1,054	Assurant, Inc.	175,228
2,049	Brown & Brown, Inc.	183,201

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 30.4% (Continued)
	INSURANCE - 7.0% (Continued)
351	Chubb Ltd.	$ 89,533
659	Everest Re Group Ltd.	251,092
4,653	Hartford Financial Services Group, Inc. (The)	467,814
5,226	Loews Corporation	390,591
1,338	MetLife, Inc.	93,914
373	Progressive Corporation (The)	77,476
681	Prudential Financial, Inc.	79,806
387	Reinsurance Group of America, Inc.	79,439
1,168	W R Berkley Corporation	91,781
		2,725,711
	INTERNET MEDIA & SERVICES - 0.1%
331	DoorDash, Inc., Class A(a)	36,006

	LEISURE FACILITIES & SERVICES - 1.6%
8,378	Carnival Corporation(a)	156,836
3,938	DraftKings, Inc., Class A(a)	150,313
1,560	MGM Resorts International(a)	69,326
3,304	Norwegian Cruise Line Holdings Ltd.(a)	62,082
1,057	Royal Caribbean Cruises Ltd.(a)	168,519
		607,076
	METALS & MINING - 0.6%
26,828	Kinross Gold Corporation	223,209

	OIL & GAS PRODUCERS - 1.2%
492	Diamondback Energy, Inc.	98,493
15,168	Permian Resources Corporation	244,964
794	Targa Resources Corporation	102,251
		445,708
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
6,522	TechnipFMC plc	170,550

	RETAIL - CONSUMER STAPLES - 1.2%
534	Costco Wholesale Corporation	453,895

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 30.4% (Continued)
	RETAIL - DISCRETIONARY - 0.7%
339	Burlington Stores, Inc.(a)	$ 81,360
1,722	TJX Companies, Inc. (The)	189,592
		270,952
	SEMICONDUCTORS - 0.4%
27	Broadcom, Inc.	43,349
1,009	NVIDIA Corporation	124,652
		168,001
	SOFTWARE - 1.1%
101	Crowdstrike Holdings, Inc., Class A(a)	38,702
274	Datadog, Inc., Class A(a)	35,535
201	Duolingo, Inc.(a)	41,943
349	Elastic N.V.(a)	39,755
60	HubSpot, Inc.(a)	35,387
351	Roper Technologies, Inc.	197,846
169	Snowflake, Inc.(a)	22,830
152	Zscaler, Inc.(a)	29,213
		441,211
	SPECIALTY FINANCE - 0.8%
6,435	Synchrony Financial	303,668

	TECHNOLOGY HARDWARE - 0.2%
143	Arista Networks, Inc.(a)	50,118
51	Super Micro Computer, Inc.(a)	41,787
		91,905
	TECHNOLOGY SERVICES - 1.0%
990	Broadridge Financial Solutions, Inc.	195,030
737	Visa, Inc., Class A	193,440
		388,470
	TELECOMMUNICATIONS - 0.5%
1,029	T-Mobile US, Inc.	181,289

	TRANSPORTATION & LOGISTICS - 1.7%
7,165	Delta Air Lines, Inc.	339,907
1,097	GXO Logistics, Inc.(a)	55,399

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 30.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7% (Continued)
5,402	United Airlines Holdings, Inc.(a)	$ 262,860
		658,166
	TRANSPORTATION EQUIPMENT - 0.8%
2,857	PACCAR, Inc.	294,100

	WHOLESALE - DISCRETIONARY - 0.5%
3,966	Copart, Inc.(a)	214,799

	TOTAL COMMON STOCKS (Cost $10,781,730)	11,766,331

	EXCHANGE-TRADED FUNDS — 35.6%
	EQUITY - 23.0%
2,972	Global X MSCI Greece ETF	118,196
7,899	Invesco Nasdaq 100 ETF	1,556,972
3,257	Invesco QQQ Trust Series 1	1,560,460
16,023	Invesco S&P 500 BuyWrite ETF	355,070
5,715	Invesco S&P 500 Pure Value ETF	476,745
4,594	iShares China Large-Cap ETF	119,398
14,181	iShares Mortgage Real Estate ETF	314,251
19,853	iShares MSCI Australia ETF	485,009
4,632	iShares MSCI Austria ETF	101,214
1,445	iShares MSCI Chile ETF	37,382
2,608	iShares MSCI France ETF	98,530
3,392	iShares MSCI Germany ETF	103,863
2,308	iShares MSCI India ETF	128,740
2,801	iShares MSCI Italy ETF	100,416
5,326	iShares MSCI Malaysia ETF	119,622
2,124	iShares MSCI Netherlands ETF	106,689
2,790	iShares MSCI Peru and Global Exposure ETF	112,242
4,859	iShares MSCI Poland ETF	119,191
3,014	iShares MSCI South Africa ETF	130,566
1,780	iShares MSCI South Korea ETF	117,640
3,231	iShares MSCI Spain ETF	100,904

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.6% (Continued)
	EQUITY - 23.0% (Continued)
2,594	iShares MSCI Sweden ETF	$ 104,409
2,212	iShares MSCI Switzerland ETF	106,641
2,431	iShares MSCI Taiwan ETF	131,736
2,894	iShares MSCI Turkey ETF	121,606
2,994	iShares MSCI United Kingdom ETF	104,431
2,762	iShares Russell 1000 Value ETF	481,886
8,623	JPMorgan BetaBuilders Japan ETF	486,596
9,964	SPDR S&P International Dividend ETF	343,061
4,225	Vanguard Global ex-U.S. Real Estate ETF	171,408
2,936	Vanguard High Dividend Yield ETF	348,210
1,915	Vanguard Real Estate ETF	160,400
		8,923,484
	FIXED INCOME - 12.6%
5,843	FlexShares High Yield Value-Scored Bond Index Fund	236,057
16,683	Invesco Senior Loan ETF	351,010
5,599	iShares 0-5 Year High Yield Corporate Bond ETF	236,278
7,016	iShares 1-3 Year Treasury Bond ETF	572,857
1,920	iShares 1-5 Year Investment Grade Corporate Bond	98,381
4,186	iShares 3-7 Year Treasury Bond ETF	483,358
4,188	iShares 7-10 Year Treasury Bond ETF	392,206
8,936	iShares Fallen Angels USD Bond ETF	234,034
919	iShares iBoxx $ Investment Grade Corporate Bond ETF	98,443
9,446	iShares J.P. Morgan EM High Yield Bond ETF	349,974
3,973	iShares J.P. Morgan USD Emerging Markets Bond ETF	351,531
928	iShares National Muni Bond ETF	98,878
11,157	iShares Preferred and Income Securities ETF	352,003
5,370	iShares US & Intl High Yield Corp Bond ETF	234,723
1,896	Schwab US TIPS ETF	98,611
4,925	SPDR Bloomberg Convertible Securities ETF	354,896
2,504	SPDR Bloomberg High Yield Bond ETF	236,052
3,185	SPDR Bloomberg Investment Grade Floating Rate ETF	98,257
		4,877,549

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,471,264)	13,801,033

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.0%
	U.S. TREASURY BILLS — 18.0%
2,000,000	United States Treasury Bill(b)	5.1000	07/23/24	$ 1,993,595
2,000,000	United States Treasury Bill(b)	5.1600	07/30/24	1,991,550
2,000,000	United States Treasury Bill(b)	5.1700	08/06/24	1,989,569
1,000,000	United States Treasury Bill(b)	5.2800	08/29/24	991,392
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,966,116)			6,966,106

Shares				Fair Value
	SHORT-TERM INVESTMENT — 11.8%
	MONEY MARKET FUND - 11.8%
4,568,889	First American Treasury Obligations Fund, Class X, 5.21%(c) (e) (Cost $4,568,889)			4,568,889

	TOTAL INVESTMENTS - 95.8% (Cost $35,787,999)			$ 37,102,359
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%			1,651,740
	NET ASSETS - 100.0%			$ 38,754,099

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
24	3 Month Euro Euribor Future	03/17/2025	$ 6,228,816	$ (2,249)
23	3 Month Euro Euribor Future	09/15/2025	5,986,837	(3,696)
23	3 Month Euro Euribor Future	06/15/2026	5,997,924	(6,465)
35	3-Month CORRA Futures	12/17/2025	6,164,350	2,489
34	3-Month CORRA Futures	06/17/2026	6,005,620	(14,512)
35	3-Month CORRA Futures (f)	09/16/2026	6,188,652	3,590
43	CME Australian Dollar Currency Future	09/17/2024	2,873,690	(4,360)
40	CME British Pound Currency Future	09/17/2024	3,162,250	(41,991)
1	CME E Mini Consumer Discretionary Select Sector	09/23/2024	186,400	1,510
2	CME E Mini Consumer Staples Select Sector Futures	09/23/2024	156,320	(1,700)
1	CME E Mini Energy Select Sector Futures	09/23/2024	96,560	3,190
1	CME E Mini Financial Select Sector Futures	09/23/2024	128,038	(325)
1	CME E Mini Health Care Select Sector Futures	09/23/2024	148,950	10
1	CME E Mini Industrial Select Sector Futures	09/23/2024	124,290	(1,090)
2	CME E Mini Materials Select Sector Futures	09/23/2024	189,560	(2,240)
1	CME E Mini Technology Select Sector Futures	09/23/2024	230,819	(5,451)
2	CME E Mini Utilities Select Sector Futures	09/23/2024	139,000	(1,340)
8	CME Live Cattle Future(e)	08/30/2024	593,360	13,940
17	COMEX Copper Future(e)	09/27/2024	1,866,388	(41,487)
6	COMEX Gold 100 Troy Ounces Future(e)	08/28/2024	1,403,760	(60,480)
2	E-mini S&P Communication Services Select Sector(f)	09/23/2024	226,600	4,250
3	E-mini S&P Real Estate Select Sector Stock Index	09/23/2024	142,688	813

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
21	Long Gilt Future	09/27/2024	2,590,125	$ (9,380)
41	Montreal Exchange 10 Year Canadian Bond Future	09/19/2024	3,598,037	(32,000)
9	NYMEX Light Sweet Crude Oil Future(e)	08/20/2024	725,760	35,510
7	NYMEX Light Sweet Crude Oil Future(e)	11/21/2024	548,380	22,380
6	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	12/02/2024	550,796	37,375
21	Three Month SONIA Index Futures	09/16/2025	6,350,212	11,772
20	Three Month SONIA Index Futures	12/16/2025	6,058,250	12,723
20	Three Month SONIA Index Futures	09/15/2026	6,078,792	(7,582)
25	Three-Month SOFR Futures	09/15/2026	6,012,813	(7,187)
	TOTAL OPEN LONG FUTURES CONTRACTS			$ (93,983)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
81	CBOT Corn Future(e)	12/13/2024	$ 1,704,038	$ 203,137
14	CBOT Soybean Future(e)	11/14/2024	772,800	20,788
33	CBOT Wheat Future(e)	12/13/2024	985,050	41,550
43	CME Canadian Dollar Currency Future	09/18/2024	3,147,600	(11,487)
23	CME Euro Foreign Exchange Currency Future	09/17/2024	3,091,200	31,900
39	CME Japanese Yen Currency Future	09/17/2024	3,067,594	91,065
7	CME Live Cattle Future(e)	01/01/2025	520,520	(5,200)
23	CME Swiss Franc Currency Future	09/17/2024	3,229,487	22,013
19	Eurex 10 Year Euro BUND Future	09/09/2024	2,678,929	(9,721)
66	NYBOT CSC Number 11 World Sugar Future(e)	10/01/2024	1,500,576	(104,966)
50	NYMEX Henry Hub Natural Gas Futures(e)	08/28/2024	1,299,000	213,460
14	NYMEX Henry Hub Natural Gas Futures(e)	11/27/2024	498,120	11,900
13	NYMEX NY Harbor ULSD Futures(e)	08/30/2024	1,391,699	(47,170)
3	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	08/30/2024	311,346	(7,585)
6	TSE Japanese 10 Year Bond Futures	09/13/2024	5,328,410	(235)
45	Ultra 10-Year US Treasury Note Futures	09/20/2024	$ 5,108,906	(76,704)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 372,745

	TOTAL FUTURES CONTRACTS			$ 278,762

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation

SOC	Markit CDX North America High Yield Index	Sell	5.00%	344.13%	Quarterly	6/20/2029	$ 495,000	$ 30,757	$ 32,312	$ (1,555)
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	53.48%	Quarterly	6/20/2029	495,000	10,084	10,181	(97)
SOC	Markit iTraxx Europe Index(f)	Sell	1.00%	61.47%	Quarterly	6/20/2029	458,000	8,593	10,044	(1,451)
SOC	Markit iTraxx Europe Crossover Index(f)	Sell	5.00%	321.05%	Quarterly	6/20/2029	458,000	35,774	42,294	(6,520)
		Net Unrealized Depreciation on Swap Contracts							$ 94,831	$ (9,623)

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.
(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of June 30, 2024.